OPERATING LEASES (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Rental Payments Under Operating Leases
Future minimum rental payments under operating leases with remaining non-cancelable terms in excess of one year are as follows:

	Real
In thousands	Estate	Equipment	Total
2018	$28,957	$2,690	$31,647
2019	25,857	1,925	27,782
2020	24,266	976	25,242
2021	19,561	512	20,073
2022	16,350	271	16,621
2023 and after	66,017	24	66,041